SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
SIGNIFICANT ACCOUNTING POLICIES

3.	SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements by the Group.

[a] Principles of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned and controlled subsidiaries. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of the subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All inter-company transactions and balances have been eliminated upon consolidation.

[b] Revenue Recognition

The Group determines revenue recognition from contracts with customers through the following steps:

▪	identification of the contract, or contracts, with the customer;
▪	identification of the performance obligations in the contract;
▪	determination of the transaction price;
▪	allocation of the transaction price to the performance obligations in the contract; and
▪	recognition of the revenue when, or as, the Group satisfies a performance obligation.

Revenue is recognized when performance obligations are satisfied, in an amount that reflects the consideration the Group expects to be entitled to in exchange for its activities.

Advisory and Onboarding

Revenue is recognized ratably over time as performance obligations are satisfied. Compensation is typically a fixed monthly fee, payable in US dollars or stablecoins.

Digital Assets and Capital Markets Infrastructure

Revenue is recognized at the vesting date of tokens, which aligns with the satisfaction of performance obligations under the underlying arrangements. Vesting commences no earlier than the Token Generation Event, when an observable market price exists and rights to tokens are legally enforceable. The Group measures such revenue at the fair value of tokens on the vesting date, using end-of-day (23:59:59 UTC) pricing.

[c] Cost of sales

Cost of sales primarily consists of direct costs incurred to deliver the Group’s advisory and onboarding, digital assets, and capital markets capabilities. These costs are recognized in the period in which the related performance obligations are satisfied and revenue is recognized. Cost of sales primarily includes:

Professional and Consulting Fees: Fees paid to third-party providers, contractors, external specialists, and other consultants who support the Group’s revenue-generating activities.

Technology and Infrastructure Costs: Direct expenses related to hosting, cloud computing, blockchain network usage, cybersecurity support, and other infrastructure required to fulfill performance obligations under customer contracts.

Other Direct Costs: Out-of-pocket expenses incurred in fulfilling customer contracts, including reimbursed client costs, transaction-specific expenditures, data services, travel, and similar costs directly related to advisory and onboarding, digital assets or capital markets activities.

Costs not directly attributable to revenue-generating activities are recorded within Operating Expenses, including general and administrative costs, consulting and management fees, bad debt provisions, insurance, corporate legal and professional fees, travel not tied to customer contracts, and operating lease expenses.

[d] Consulting and management fees

Consulting and management fees consist primarily of compensation-related costs for personnel who support the Company’s operations, including (i) wages and salaries for employees and (ii) fees and costs paid to independent contractors and consultants (collectively, “team wages”). These amounts may also include employer payroll taxes and other personnel-related costs, as applicable. Consulting and management fees are recognized as expense as the related activities are performed (generally on a straight-line basis over the service period when billed at fixed rates) and are classified within operating expenses in the accompanying consolidated financial statements. Amounts owed but not yet paid at the reporting date are included in accrued expenses and other current liabilities, and prepayments for services not yet received are recorded in prepaid expenses and expensed as incurred.

[e] Accounts Receivable

Accounts receivable consists of receivables from revenues from contracts with customers and other receivables, net of provision for bad debts and bad debt written off. Receivables denominated in crypto assets are contractual rights to receive cash or crypto assets either on demand or on fixed or determinable dates and are recognized as an asset in the Consolidated Balance Sheet.

Receivables are initially recorded at the transaction price, representing consideration to which the Group expects to be entitled to in exchange for satisfying its performance obligations. For performance obligations satisfied over time, receivables are recognized as revenue is earned, typically monthly or quarterly based on performance obligations. For performance obligations satisfied at a point in time, receivables are recognized when the performance obligation is satisfied.

Certain crypto assets are subject to contractual sale restrictions pursuant to lock-up schedules. Crypto assets subject to lock-up schedules that have not yet been received by the Company are recognized as receivables denominated in crypto assets. As of December 31, 2025, the Company held $1,211,696 (2024: $13,463,445) of receivables subject to such restrictions. The fair value of receivables subject to lock-up schedules includes a discount for lack of marketability. Restriction periods for these receivables range from less than one week to approximately two years.

Receivables denominated in crypto assets represent rights to receive a fixed amount of crypto assets and meet the definition of hybrid financial instruments containing an embedded derivative feature under ASC Topic 815, Derivatives and Hedging. The Group accounts for these hybrid instruments in their entirety at fair value, with changes in fair value recognized in the consolidated Statement of Operations within “Net change in fair value of accounts receivable.” This approach reflects both the host receivable component and the embedded derivative feature as a single financial instrument measured at fair value each reporting period.

The Group evaluates collectability based on expected credit losses in accordance with ASC Topic 326, Financial Instruments — Credit Losses. An allowance for doubtful accounts is recognized based on historical loss experience, the aging of receivable balances, and management’s assessment of current and expected future economic conditions.

[f] Crypto Assets

The Group accounts for cryptocurrencies, tokens, and stablecoins (collectively, “crypto assets”) in accordance with ASC Topic 350-60, Accounting for and Disclosure of Crypto Assets (ASU 2023-08), which the Group adopted effective January 1, 2024. This standard supersedes prior indefinite-lived intangible asset treatment and requires qualifying crypto assets to be classified as intangible assets and measured at fair value with changes in fair value recognized in net income.

The Group receives crypto assets as a form of consideration under certain of its commercial arrangements, which are recorded as Crypto assets in the Consolidated Balance Sheet when received. Under this guidance, crypto assets are measured at fair value, with changes recognized in net income.

Crypto assets are initially recognized at fair value on the date of acquisition or receipt, based on observable quoted market prices. An observable market for crypto assets is determined based on whether quoted prices in active markets are readily and regularly available and whether those prices reflect actual, orderly transactions. For crypto assets with high trading volume across reputable exchanges, the Group concludes there is an observable market and measures fair value based on Level 1 inputs. They are classified as current or non-current assets depending on management’s intent regarding use, including treasury holdings and operational purposes. As the Group’s crypto assets are held for and used in the ordinary course of business, they are classified as current assets.

Crypto assets are remeasured at fair value at each reporting date. All fair value gains and losses are recognized in the consolidated Statement of Operations within “Other Income (Expense) - Net change in fair value of crypto assets.” Gains and losses on crypto asset sales are recognized on a first-in-first-out (“FIFO”) basis. Cash flows from crypto assets held for operations are recorded as Net changes in operating assets and liabilities in the consolidated statement of cash flows.

The Group holds crypto assets in self-custodied wallets and custodial accounts at third-party institutions which require dual authorization for transactions. Disposals occur through approved OTC counterparties, including Wintermute and GSR, or on exchanges.

[g] Leases

The Company accounts for leases in accordance with ASC Topic 842, Leases. The Company determines if an arrangement is a lease at inception. Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate, based on the information available at the commencement date, to determine the present value of future lease payments. Right-of-use assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Operating lease expenses are recognized on a straight-line basis over the term of the lease, consisting of interest accrued on the lease liability and depreciation of the right-of-use asset. The lease terms may include options to extend or terminate the lease if it is reasonably certain the Group will exercise that option.

[h] Investments

The Group’s strategic investments primarily include equity investments in public and privately held companies where the Group (1) holds less than 20% ownership in the entity, and (2) does not exercise significant influence. These investments are recorded at cost and measured at fair value. For privately held companies without readily determinable fair values adjusted for: (i) observable transactions for same or similar investments of the same issuer (referred to as the measurement alternative) or (ii) impairment, which are recorded in Other (income) expense, net in the Consolidated Statement of Operations.

[i] Cash and cash equivalents

Cash and cash equivalents include cash held at financial institutions, cash on hand that is not restricted as to withdrawal or use with an initial maturity of three months or less but exclude stablecoins (e.g., USDT, USDC), which are classified as crypto assets and cash held in accounts at venues. Venues include other crypto asset trading platforms and payment processors that hold money and crypto assets.

Funds held at financial institutions

Cash and cash equivalents are primarily placed with financial institutions which are of high credit quality, primarily in highly liquid, highly rated instruments which are uninsured. The Group may also have corporate deposit balances with financial institutions which exceed the Federal Deposit Insurance Corporation insurance limit of $250,000. The Group has not experienced losses on these accounts and does not believe it is exposed to any significant credit risk with respect to these accounts.

Funds held at trading venues, payment processors, and clearing brokers

The Group holds cash at trading venues including both self-custodied wallets and custodial accounts at third-party institutions and performs a regular assessment of these venues as part of its risk management process.

[j] Income taxes

The Company and its subsidiaries are incorporated in the Cayman Islands, which does not impose corporate income or capital gains taxes. Accordingly, no provision for current or deferred income taxes has been recognized.

The Group applies the provisions of ASC Topic 740, Income Taxes, related to uncertain tax positions. As of December 31, 2025, and 2024, the Group had no unrecognized tax benefits, and no interest or penalties related to uncertain tax positions have been recognized.

[k] Basic and diluted Earnings or Loss per Share

The Group has adopted ASC Topic 260, Earnings per Share which requires presentation of basic earnings per share.

Basic earnings or loss per share is calculated by dividing net income or loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted. In calculating diluted EPS, the Group adjusts both net income and the weighted-average number of shares outstanding to give effect to all potentially dilutive instruments, including simple agreements for future equity and stock-based awards, using the treasury stock method or if-converted method, as appropriate. The effects of securities that are anti-dilutive are excluded from the calculation of diluted EPS. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

[l] Share capital

The Group records proceeds from share issuances net of issuance costs. Shares issued for consideration other than cash are valued at the quoted price on the date the shares are issued.

[m] Equity based compensation

Stock options

The Group accounts for the stock options issued to consultants and employees of the Company at the fair value of the options granted in accordance with ASC Topic 718, Stock Compensation.

The fair value of the options is determined at the grant date using Black-Scholes option pricing model which requires assumptions including ordinary share price, expected price volatility, expected term, risk-free interest rate, and dividend yield. The equity compensation expense is charged to operations and is amortized over the vesting period on a straight-line basis, with the offset recorded to additional paid-in capital. At the end of each reporting period, the Group estimates the number of equity instruments expected to vest, and the revisions, if any, are recognized to profit or loss such that the cumulative expense reflects the revised estimate.

Restricted Shares

The Group accounts for restricted shares granted to directors, officers, consultants and employees of the Company at fair value in according with ASC Topic 718, Stock Compensation.

Restricted shares are classified as equity and measured at fair value determined at the grant date based on the fair value of the Company’s ordinary shares. Certain shares are issued at grant but subject to service-based vesting and repurchase rights at the original issuance price upon termination. The excess of grant-date fair value over the purchase price, if any, is recognized as stock-based compensation expense on a straight-line basis over the requisite service period.

Unvested restricted shares are recorded as issued shares with a corresponding deferred stock-based compensation balance within shareholders’ equity, which is amortized over the vesting period. Stock-based compensation expense is included in operating expenses in the Statement of Operations.

[n] Fair value measurements

The Group analyzes all financial instruments with features of both liabilities and equity under ASC Topic 490, Distinguishing Liabilities from Equity, and ASC Topic 815, Derivatives and Hedging.

The Group’s financial instruments consist of cash, accounts receivable denominated in crypto assets, shares and warrants receivable, other receivables, investments, trade and other payables, and lease liabilities. The carrying amounts of these instruments approximate their fair values due to their short maturities. The fair value of long-term lease liabilities also approximates their carrying amount as there have been minimal changes in interest rates and in the Group’s own credit risk since inception.

The Group measures certain assets and liabilities at fair value in accordance with ASC Topic 820, Fair Value Measurement. ASC 820 establishes a three-level hierarchy that prioritizes the inputs to valuation techniques used to measure fair value:

•	Level 1 - Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

•	Level 2 - Level 2 inputs are observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Level 3 inputs are unobservable inputs for the asset or liability, reflecting the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The Group’s crypto assets, shares receivable, and current investments are classified within Level 1, and accounts receivable including embedded derivative features and warrants receivable, are classified within Level 2, as their valuation is based on quoted market prices for identical crypto assets in active markets.

The Group presents fair value measurements for its crypto assets, financial assets and liabilities in the notes to the consolidated financial statements and discloses any transfers between levels of the hierarchy, although no such transfers occurred during the periods presented.

[o] Related party transactions

All transactions with related parties are in the normal course of operations and are measured at the exchange amount.

[p] Derivatives

The Group accounts for derivatives in accordance with ASC Topic 815, Derivatives and Hedging. Certain accounts receivable denominated in crypto assets contain embedded derivative features arising from rights to receive fixed quantities of crypto assets. These instruments are accounted for in their entirety at fair value, rather than bifurcating the embedded derivative. Changes in fair value are recognized in the consolidated Statement of Operations within “Net change in fair value of accounts receivable.”

The Group’s accounts receivable with embedded derivative features are classified within Level 2 of the fair-value hierarchy, as their valuation is based on quoted market prices for identical crypto assets in active markets.

[q] Subsequent Events

The Group evaluates subsequent events through the date the consolidated financial statements are available to be issued, and recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements.

Subsequent events that provide evidence about conditions that arose after the balance sheet date are disclosed in the notes to the consolidated financial statements, but are not recognized in the financial statements.

[r] Commitments and Contingencies

The Group accounts for commitments and contingencies in accordance with ASC Topic 450, Contingencies. Loss contingencies, including legal claims, are accrued when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Commitments, such as agreements and non-cancellable leases, are disclosed when material.

[s] Segment Reporting

The Group determines its reportable segments in accordance with ASC Topic 280, Segment Reporting. Management concluded the Group has a single operating and reportable segment under ASC 280 because the Chief Executive Officer, as the Chief Operating Decision Maker (“CODM”), evaluates performance and allocates resources based on consolidated financial information and does not regularly review discrete financial information by service line, geography, legal entity, or other component. While the Group may engage in multiple activities, they are managed as an integrated business with centralized decision-making, and there are no components for which operating results are regularly reviewed by the CODM with discrete financial information for purposes of allocating resources and assessing performance in a manner that would constitute separate operating segments. Accordingly, the Group operates as one operating segment and, therefore, one reportable segment.

[t] Employee benefits

The Cayman Islands requires employers to contribute to a pension plan on behalf of employees, up to a statutory maximum amount per annum. As of December 31, 2025, the Group has not yet established its own pension plan but is subject to this statutory obligation.

Accordingly, the Group has recognized an accrued liability for amounts due under this requirement. At December 31, 2025, the Group accrued $105,011 (2024: $49,168) within accrued expenses and other current liabilities in the consolidated balance sheet.

For the year ended December 31, 2025, the Group recorded pension expense of $55,843 (2024: $39,901), which represents the contribution obligation attributable to employee service during the year.

The Group will fund the obligation in accordance with Cayman Islands’ statutory requirements in the subsequent fiscal year. No additional defined benefits or defined contribution plans have been established by the Group as of the reporting date.

[u] Warrants Issued by the Company

The Company accounts for warrants issued for its common stock in accordance with ASC Topic 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. Warrants are evaluated at issuance to determine whether they should be classified as equity or as a liability.

Warrants are classified as equity instruments if they require settlement in a fixed number of shares of the Company’s common stock, are indexed to the Company’s own stock, and do not contain provisions that could require cash settlement or otherwise preclude equity classification.

If classified as equity, warrants are recorded at their relative fair value on the issuance date within additional paid-in capital and are not subsequently remeasured. Upon exercise, proceeds received are recorded as an increase to common stock and additional paid-in capital. Warrants that expire unexercised remain within additional paid-in capital.